Santander Group - Agreement with Credit Agricole (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Net capital gain on non-current assets held-for-sale		€ (232)	€ (123)		€ (203)
Caceis
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest expected following purchase transaction	30.50%
Proportion of ownership interest not held by entity	69.50%
Net capital gain on non-current assets held-for-sale		693
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		219
SPAIN
Disclosure of detailed information about business combination [line items]
Share capital contributed (as a percent)	100.00%
Latin America | Caceis
Disclosure of detailed information about business combination [line items]
Share capital contributed (as a percent)	49.99%
Caceis
Disclosure of detailed information about business combination [line items]
Investments in associates		€ 1,010

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).